Equity-based compensation - Schedule of inputs (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / $ $ / shares	Dec. 31, 2021 CAD ($) $ / $ $ / shares
Share-Based Payment Arrangements [Abstract]
Share price on balance sheet (in CAD per share)	$ 98.20	$ 120.68
Weighted average exercise price (in CAD per share)	$ 76.19	$ 66.64
Expected dividend (in CAD per share) | $	$ 1.63	$ 1.01
Expected volatility, share options granted	45.15%	42.94%
Risk free interest rate, share options granted	3.77%	1.11%
Option life, share options granted | $ / $	4.14	6.44